Form N-1A Supplement	Apr. 01, 2026
World Mutual Funds Prospectus | INTERNATIONAL GROWTH FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

American Century World Mutual Funds, Inc. Prospectus Supplement International Growth Fund
Supplement dated August 1, 2026 ■ Prospectus dated April 1, 2026

The following replaces the Fees and Expenses table on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $25,000 or shareholder has elected electronic delivery)	$25	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Management Fee	1.20%	1.00%	0.85%	1.20%	1.20%	1.20%	1.00%	0.85%	0.85%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None	None
Other Expenses	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.22%	1.02%	0.87%	1.47%	2.22%	1.72%	1.02%	0.87%	0.87%
Fee Waiver[2]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.85%³
Total Annual Fund Operating Expenses After Fee Waiver	1.17%	0.97%	0.82%	1.42%	2.17%	1.67%	0.97%	0.82%	0.02%
[1] Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2] The advisor has agreed to waive 0.05 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2027 and cannot terminate it prior to such date without the approval of the Board of Directors.
[3] The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this fee waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
The following replaces the Example section on page 2 and 3 of the prospectus:
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$119	$383	$666	$1,472
I Class	$99	$320	$559	$1,243
Y Class	$84	$273	$478	$1,068
A Class	$712	$1,009	$1,328	$2,226
C Class	$221	$691	$1,186	$2,358
R Class	$170	$538	$930	$2,024
R5 Class	$99	$320	$559	$1,243
R6 Class	$84	$273	$478	$1,068
G Class	$2	$6	$11	$26